Cover Page	Jan. 02, 2025
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 02, 2025
Entity Registrant Name	DELEK LOGISTICS PARTNERS, LP
Entity Central Index Key	0001552797
Entity Emerging Growth Company	false
Entity File Number	001-35721
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	45-5379027
Entity Address, Address Line One	310 Seven Springs Way
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Brentwood
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37027
City Area Code	615
Local Phone Number	771-6701
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	DK
Security Exchange Name	NYSE
Common Units Representing Limited Partnership Interests [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Units Representing Limited Partnership Interests
Trading Symbol	DKL
Security Exchange Name	NYSE
DELEK US HOLDINGS, INC [Member]
Document Information [Line Items]
Entity Registrant Name	DELEK US HOLDINGS, INC.
Entity Central Index Key	0001694426
Entity File Number	001-38142
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	35-2581557
Entity Address, Address Line One	310 Seven Springs Way
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Brentwood
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37027
City Area Code	615
Local Phone Number	771-6701